Risk Management - Disclosure of management adjustments to models for impairment of assets held for sale (Details) - GBP (£) £ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ (1,232,975)	£ (1,204,773)
Proportion of Management adjustments to total impairment allowance	4.90%	(0.80%)
Non-current assets/liabilities held for sale
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Proportion of Management adjustments to total impairment allowance	2.10%	6.70%
Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 4,034	£ 3,860
Accumulated impairment | Total impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	4,034	3,860
Accumulated impairment | Impairment allowance pre management adjustments
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	3,835	3,889
Accumulated impairment | Management adjustments
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	199	(29)
Accumulated impairment | Economic uncertainty adjustments
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	81	0
Accumulated impairment | Other adjustments
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	118	(29)
Accumulated impairment | Non-current assets/liabilities held for sale | Total impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	240	496
Accumulated impairment | Non-current assets/liabilities held for sale | Impairment allowance pre management adjustments
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	235	463
Accumulated impairment | Non-current assets/liabilities held for sale | Management adjustments
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	5	33
Accumulated impairment | Non-current assets/liabilities held for sale | Economic uncertainty adjustments
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	5	0
Accumulated impairment | Non-current assets/liabilities held for sale | Other adjustments
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	33
Retail credit cards
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ (20,527)	£ (19,749)
Proportion of Management adjustments to total impairment allowance	4.50%	(0.90%)
Retail credit cards | Non-current assets/liabilities held for sale | American Airlines Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ (5,755)	£ (5,970)
Proportion of Management adjustments to total impairment allowance	2.10%	0.00%
Retail credit cards | Non-current assets/liabilities held for sale | German Consumer Finance portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 0	£ (2,192)
Proportion of Management adjustments to total impairment allowance	0.00%	13.70%
Retail credit cards | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 2,586	£ 2,557	£ 2,776
Retail credit cards | Accumulated impairment | Total impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	2,623	2,607
Retail credit cards | Accumulated impairment | Impairment allowance pre management adjustments
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	2,505	2,630
Retail credit cards | Accumulated impairment | Management adjustments
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	118	(23)
Retail credit cards | Accumulated impairment | Economic uncertainty adjustments
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	31	0
Retail credit cards | Accumulated impairment | Other adjustments
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	87	(23)
Retail credit cards | Accumulated impairment | Non-current assets/liabilities held for sale | American Airlines Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	233	271
Retail credit cards | Accumulated impairment | Non-current assets/liabilities held for sale | American Airlines Portfolio | Total impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	237	277
Retail credit cards | Accumulated impairment | Non-current assets/liabilities held for sale | American Airlines Portfolio | Impairment allowance pre management adjustments
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	232	277
Retail credit cards | Accumulated impairment | Non-current assets/liabilities held for sale | American Airlines Portfolio | Management adjustments
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	5	0
Retail credit cards | Accumulated impairment | Non-current assets/liabilities held for sale | American Airlines Portfolio | Economic uncertainty adjustments
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	5	0
Retail credit cards | Accumulated impairment | Non-current assets/liabilities held for sale | American Airlines Portfolio | Other adjustments
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	0
Retail credit cards | Accumulated impairment | Non-current assets/liabilities held for sale | German Consumer Finance portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	116
Retail credit cards | Accumulated impairment | Non-current assets/liabilities held for sale | German Consumer Finance portfolio | Total impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	117
Retail credit cards | Accumulated impairment | Non-current assets/liabilities held for sale | German Consumer Finance portfolio | Impairment allowance pre management adjustments
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	101
Retail credit cards | Accumulated impairment | Non-current assets/liabilities held for sale | German Consumer Finance portfolio | Management adjustments
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	16
Retail credit cards | Accumulated impairment | Non-current assets/liabilities held for sale | German Consumer Finance portfolio | Economic uncertainty adjustments
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	0
Retail credit cards | Accumulated impairment | Non-current assets/liabilities held for sale | German Consumer Finance portfolio | Other adjustments
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	16
Retail other
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ (4,128)	£ (3,918)
Proportion of Management adjustments to total impairment allowance	(3.00%)	11.10%
Retail other | Non-current assets/liabilities held for sale | German Consumer Finance portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 0	£ (1,328)
Proportion of Management adjustments to total impairment allowance	0.00%	17.50%
Retail other | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 32	£ 31	45
Retail other | Accumulated impairment | Total impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	33	36
Retail other | Accumulated impairment | Impairment allowance pre management adjustments
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	34	32
Retail other | Accumulated impairment | Management adjustments
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	(1)	4
Retail other | Accumulated impairment | Economic uncertainty adjustments
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	0
Retail other | Accumulated impairment | Other adjustments
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	(1)	4
Retail other | Accumulated impairment | Non-current assets/liabilities held for sale | German Consumer Finance portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	97
Retail other | Accumulated impairment | Non-current assets/liabilities held for sale | German Consumer Finance portfolio | Total impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	97
Retail other | Accumulated impairment | Non-current assets/liabilities held for sale | German Consumer Finance portfolio | Impairment allowance pre management adjustments
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	80
Retail other | Accumulated impairment | Non-current assets/liabilities held for sale | German Consumer Finance portfolio | Management adjustments
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	17
Retail other | Accumulated impairment | Non-current assets/liabilities held for sale | German Consumer Finance portfolio | Economic uncertainty adjustments
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	0
Retail other | Accumulated impairment | Non-current assets/liabilities held for sale | German Consumer Finance portfolio | Other adjustments
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	17
Corporate loans
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ (121,179)	£ (116,204)
Proportion of Management adjustments to total impairment allowance	5.50%	(0.50%)
Corporate loans | Non-current assets/liabilities held for sale | American Airlines Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ (46)	£ (54)
Proportion of Management adjustments to total impairment allowance	0.00%	0.00%
Corporate loans | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 966	£ 791	£ 836
Corporate loans | Accumulated impairment | Total impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	1,326	1,156
Corporate loans | Accumulated impairment | Impairment allowance pre management adjustments
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	1,253	1,162
Corporate loans | Accumulated impairment | Management adjustments
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	73	(6)
Corporate loans | Accumulated impairment | Economic uncertainty adjustments
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	49	0
Corporate loans | Accumulated impairment | Other adjustments
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	24	(6)
Corporate loans | Accumulated impairment | Non-current assets/liabilities held for sale | American Airlines Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	3	5
Corporate loans | Accumulated impairment | Non-current assets/liabilities held for sale | American Airlines Portfolio | Total impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	3	5
Corporate loans | Accumulated impairment | Non-current assets/liabilities held for sale | American Airlines Portfolio | Impairment allowance pre management adjustments
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	3	5
Corporate loans | Accumulated impairment | Non-current assets/liabilities held for sale | American Airlines Portfolio | Management adjustments
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	0
Corporate loans | Accumulated impairment | Non-current assets/liabilities held for sale | American Airlines Portfolio | Economic uncertainty adjustments
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	0
Corporate loans | Accumulated impairment | Non-current assets/liabilities held for sale | American Airlines Portfolio | Other adjustments
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 0	£ 0